Use of estimates and critical accounting judgements - CGU (Details) € in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Period over which management has projected cash flows for impairment analysis		3 years
Additional period over which management has projected cash flows subsequent to the explicit forecast		7 years
Goodwill impairment	€ 200	€ 200
Reduction in terminal year operating profit to cause further material impairment	€ 25	€ 25
Minimum
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Increase in discount rate to cause further material impairment (as a percent)	7.40%	7.40%
Maximum
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Increase in discount rate to cause further material impairment (as a percent)	8.40%	8.40%